Acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary allocation is as follows (in thousands):

Intangible assets	$55,019
Goodwill	36,598
Net assets acquired	55,607
Net liabilities assumed	(3,776)

Total fair value of net assets acquired:	$143,448

Schedule of Identifiable Intangible Assets Acquired
The following table sets forth the fair value of the identifiable intangible assets acquired as of the date of the acquisition (in thousands):

Customer relationships	$41,700
Trade name	7,400
Non-compete agreements	5,919

Total:	$55,019

Schedule of Pro Forma Information
The following unaudited pro forma results of operations have been prepared as though the business combination was completed on January 1, 2021. Pro forma amounts are based on the preliminary purchase price allocation of the acquisition and are not necessarily indicative of results that may be reported in the future.
Non-recurring
pro forma adjustments including acquisition-related costs directly attributable to the acquisition are included within the reported pro forma revenue and net loss.

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)		(in thousands)
Sales	$6,269	$5,992	$12,482	$11,413
Net loss	$(31,663)	$(14,410)	$(58,891)	$(36,742)

Schedule of Fair Value of the Identifiable Assets Acquired	The following table sets forth the fair value of the identifiable assets acquired as of the date of the acquisition (in thousands):

Land	$13,800
Construction-in-progress	12,013

Total:	$25,813